Loans and Allowance for Loan Losses (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012 Loan_Segment	Dec. 31, 2011
Loans and Allowance for Loan Losses (Additional Textual) [Abstract]
Purchase of portfolio	$ 39,600,000
Number of segments of loans	5
Nonaccrual status of uncollectible impaired loans	180 days
Total impaired loans	140,987,000	211,633,000
Impaired loans with no allowance	84,763,000	114,998,000
Costs incurred to sales, loans	54,000,000	52,900,000
Average age for loan appraisals	7 months 28 days
Expected additional loss on Impaired loans for which no allowance	0
Total non-performing assets	130,650,000	196,858,000
Non performing assets, percentage of total assets	6.00%	9.00%
Nonaccrual loans	97,411,000	133,161,000
Minimum period of principal and interest non payment to place under nonaccrual status	90 days
Additional interest income	6,700,000	29,700,000
Loans classified as TDRs	34,700,000	45,300,000
TDRs accruing	17,000,000	21,100,000
TDRs non-accruing	17,700,000	24,200,000
TDRs returned to accrual status	546,000	316,000
Commitments related to troubled debt restructurings	0	0
Commercial Real Estate [Member]
Loans and Allowance for Loan Losses (Textual) [Abstract]
Number of loans	1
Loans returned from TDR status	346,000
Real estate - Commercial Mortgage [Member]
Loans and Allowance for Loan Losses (Additional Textual) [Abstract]
Total impaired loans	49,374,000	60,809,000
Commercial and Industrial [Member]
Loans and Allowance for Loan Losses (Textual) [Abstract]
Number of loans	1
Loans returned from TDR status	101,000
Loans and Allowance for Loan Losses (Additional Textual) [Abstract]
Total impaired loans	23,485,000	39,514,000
Impaired loans with no allowance	20,388,000	29,281,000
Commercial construction [Member]
Loans and Allowance for Loan Losses (Textual) [Abstract]
Number of loans	1
Loans returned from TDR status	$ 1,100,000
Maximum [Member]
Loans and Allowance for Loan Losses (Textual) [Abstract]
Maturities or callable of commercial mortgage loans	5 years
Minimum [Member]
Loans and Allowance for Loan Losses (Textual) [Abstract]
Maturities or callable of commercial mortgage loans	1 year